Shares - Dividends (Details) - CAD CAD / shares in Units, CAD in Thousands	Dec. 31, 2016	Oct. 07, 2016	Jul. 08, 2016	Apr. 08, 2016	Dec. 31, 2015	Feb. 19, 2014
Equity [Abstract]
Annual aggregate dividend (in CAD per share)	CAD 0.08				CAD 0.08	CAD 0.08
Dividends paid (CAD per share)	CAD 0.02	CAD 0.02	CAD 0.02	CAD 0.02
Dividends payable	CAD 569				CAD 0